EXPLORATION AND EVALUATION INTERESTS - Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	$ 75,531	$ 75,074
Adjust closure liability	1,009	(18)
Additions	5,778	475
Acquisition of QuestEx properties (Note 8)	13,120
Exploration and evaluation assets at end of period	95,438	75,531
Eskay
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	74,444	73,182
Adjust closure liability	1,162	787
Additions	2,882	475
Exploration and evaluation assets at end of period	78,488	74,444
KSP
Exploration And Evaluation Interests [Line Items]
Acquisition of QuestEx properties (Note 8)	7,872
Exploration and evaluation assets at end of period	7,872
Kingpin
Exploration And Evaluation Interests [Line Items]
Acquisition of QuestEx properties (Note 8)	3,936
Exploration and evaluation assets at end of period	3,936
Red Chris
Exploration And Evaluation Interests [Line Items]
Additions	2,871
Exploration and evaluation assets at end of period	2,871
Snip
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	1,087	1,892
Adjust closure liability	(153)	(805)
Additions	25
Exploration and evaluation assets at end of period	959	$ 1,087
Sofia
Exploration And Evaluation Interests [Line Items]
Acquisition of QuestEx properties (Note 8)	1,312
Exploration and evaluation assets at end of period	$ 1,312